Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 125,940	£ 136,359
Cash collateral and settlement balances	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Financial assets at fair value through other comprehensive income	45,406	44,994
Investments in associates and joint ventures	295	762
Goodwill and intangible assets	1,212	1,327
Property, plant and equipment	1,631	947
Current tax assets	898	1,713
Deferred tax assets	2,460	2,970
Retirement benefit assets	2,108	1,768
Other assets	1,421	1,965
Total Assets	876,672	877,700
Liabilities
Deposits at amortised cost	213,881	199,337
Cash collateral and settlement balances	67,682	67,736
Repurchase agreements and other similar secured borrowing	2,032	7,378
Debt securities in issue	33,536	39,063
Subordinated liabilities	33,425	35,327
Trading portfolio liabilities	35,212	36,614
Financial liabilities designated at fair value	204,446	217,741
Derivative financial instruments	228,940	219,592
Current tax liabilities	320	621
Deferred tax liabilities	80	0
Retirement benefit liabilities	313	283
Other liabilities	5,239	5,170
Provisions	951	1,127
Total liabilities	826,057	829,989
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	8,323	7,595
Other reserves	3,235	3,361
Retained earnings	36,709	34,405
Total equity excluding non-controlling interests	50,615	47,709
Non-controlling interests	0	2
Total equity	50,615	47,711
Total liabilities and equity	£ 876,672	£ 877,700